SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Summary of Revenues From Major Products Line

Revenues from our Company’s major product lines are summarized as follows:

(in US$ thousands)	2023	2022	2021
MahJong and casino casual games	$1,070	$1,308	$1,493
PC-based online sports games	2,696	3,395	2,376
Mobile role playing games	464	801	1,522
Other games and game related revenues	62	81	101
	$4,292	$5,585	$5,492

Revenue by Geographic Region

Revenues by geographic area are attributed by country of the operating entity location. Revenue from by geographic region is as follows:

(in US$ thousands)
Geographic region / country	2023	2022	2021
Taiwan	$1,785	$2,427	$3,050
Hong Kong	2,507	3,158	2,442
	$4,292	$5,585	$5,492

Geographic Information for Property, Plant and Equipment, Intangible Assets and Operating Lease Right-of-use Assets

Geographic information for property, plant and equipment, intangible assets and operating lease right-of-use assets are as follows:

(in US$ thousands)	December 31, 2023			December 31, 2022
Geographic region / country	Property, plant and equipment, net	Intangible assets, net	Operating lease right-of-use assets, net	Property, plant and equipment, net	Intangible assets, net	Operating lease right-of-use assets, net
Taiwan	$111	$13	$869	$103	$19	$1,289
Hong Kong	—	—	75	—	—	17
	$111	$13	$944	$103	$19	$1,306